Related party transactions - Schedule of major related parties and their relationships (Detail)	12 Months Ended
Dec. 31, 2021
Tencent Holdings Limited ("Tencent Group") [Member]
Related Party Transaction [Line Items]
Nature of company relationship with the group	Parent company of one of our ordinary shareholders